Leases - Summary of ROU Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount, beginning balance	¥ 478,063	¥ 413,430
Changes in the carrying amount
Increase due to new lease agreements and remeasurement of lease liabilities	98,394	128,532
Decrease due to termination of lease agreements and remeasurement of lease liabilities	(10,937)	(14,191)
Depreciation	(94,842)	(86,347)
Other	32,717	36,639
Total changes	25,332	64,633
Carrying amount, ending balance	503,395	478,063
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount, beginning balance	15,238	17,800
Changes in the carrying amount
Increase due to new lease agreements and remeasurement of lease liabilities	177	1,533
Decrease due to termination of lease agreements and remeasurement of lease liabilities	(74)	(3,323)
Depreciation	(1,169)	(1,171)
Other	643	399
Total changes	(423)	(2,562)
Carrying amount, ending balance	14,815	15,238
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount, beginning balance	413,063	375,268
Changes in the carrying amount
Increase due to new lease agreements and remeasurement of lease liabilities	73,038	90,395
Decrease due to termination of lease agreements and remeasurement of lease liabilities	(10,396)	(10,654)
Depreciation	(82,576)	(77,368)
Other	31,379	35,422
Total changes	11,445	37,795
Carrying amount, ending balance	424,508	413,063
Machinery and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount, beginning balance	49,762	20,362
Changes in the carrying amount
Increase due to new lease agreements and remeasurement of lease liabilities	25,179	36,604
Decrease due to termination of lease agreements and remeasurement of lease liabilities	(467)	(214)
Depreciation	(11,097)	(7,808)
Other	695	818
Total changes	14,310	29,400
Carrying amount, ending balance	¥ 64,072	¥ 49,762